BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Details 4) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks	[1]	$ 11,217,308	$ 7,958,450
No more than twelve months after the reporting period [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		9,743,905	7,037,043
More than twelve months after the reporting period [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 1,473,403	$ 921,407

[1]	The Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 259.4 million as of December 31, 2018 and USD 243.2 million as of December 31, 2017, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding pursuant to an outstanding put option expiring in 2024. The Bank will reclassify the liability to equity if the put expires unexercised.